Change in non-cash working capital (Tables)	12 Months Ended
May 31, 2020
Change in non-cash working capital
Schedule of change in non-cash working capital
Change in
non-cash
working capital is comprised of:

	For the year ended May 31,
	2020	2019
Decrease (increase) in:
Accounts receivable	$(34,308)	$12,458
Other current assets	(19,004)	5,715
Inventory, net of fair value adjustment	(119,678)	(22,151)
Biological assets, net of fair value adjustment	(5,511)	(17,322)
Increase (decrease) in:
Accounts payable and accrued liabilities	59,765	(10,998)
Income taxes payable	3,688	(882)
Deferred revenue	(20)	11,689

	$(115,068)	$(21,491)